Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Feb. 02, 2024	Oct. 01, 2023	Feb. 02, 2024	Feb. 03, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure
Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(1)    Our PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Year	PEOs	Non-PEO NEOs
2024	Nazzic S. Keene; Toni Y. Townes-Whitley	Prabu Natarajan, Robert S. Genter, Michael W. LaRouche, Michelle O’Hara
2023	Nazzic S. Keene	Prabu Natarajan, Robert S. Genter, Michael W. LaRouche, Michelle O’Hara, Steven G. Mahon
2022	Nazzic S. Keene	Prabu Natarajan, Robert S. Genter, Michael W. LaRouche, Steven G. Mahon
2021	Nazzic S. Keene	Prabu Natarajan, Charles A. Mathis, Robert S. Genter, Michael W. LaRouche, Steven G. Mahon

Peer Group Issuers, Footnote			Peer Group TSR reflects the Company’s selected peer group, the Dow Jones US Computer Services Index, as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended February 2, 2024. The Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on January 31, 2020 (the last day of fiscal 2020) through and including the end of the fiscal year for each year reported in the table.
Adjustment To PEO Compensation, Footnote
(2)    In accordance with Item 402(v) requirements, the fair value of unvested an outstanding equity awards included in the CAP columns were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are consistent with those used to estimate fair value in accordance with ASC Topic 718. The fair value of unvested and vested RSU awards is based on the Company’s closing stock price. The fair value for PSUs (excluding PSUs with rTSR modifiers) reflects the probable outcome of the applicable performance conditions at the time of measurement. The fair value for unvested PSUs with rTSR modifiers is estimated using a Monte Carlo simulation model as of the applicable date of measurement, or in the case of vesting, the Company’s closing stock price adjusted by the actual number of shares to be issued. The fair value for stock options is based upon a lattice model and include assumptions for expected life, volatility, dividend yield and risk-free interest rate.
(3)    For the portion of CAP that is based on year-end stock prices, the following prices were used for 2024: $129.01, for 2023: $104.08, for 2022: $81.32, for 2021: $96.03, and for 2020: $87.77.
(4)    The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of SEC Regulation S-K. A reconciliation of Total Compensation from the Summary Compensation Table (SCT) to CAP to the PEO and our Non-PEO NEOs (as an average) is shown below:

Non-PEO NEO Average Total Compensation Amount			$ 4,541,334,000,000	$ 4,681,658,000,000	$ 2,563,133,000,000	$ 1,945,432,000,000
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,387,422,000,000	5,523,501,000,000	2,239,947,000,000	2,322,465,000,000
Adjustment to Non-PEO NEO Compensation Footnote
(2)    In accordance with Item 402(v) requirements, the fair value of unvested an outstanding equity awards included in the CAP columns were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are consistent with those used to estimate fair value in accordance with ASC Topic 718. The fair value of unvested and vested RSU awards is based on the Company’s closing stock price. The fair value for PSUs (excluding PSUs with rTSR modifiers) reflects the probable outcome of the applicable performance conditions at the time of measurement. The fair value for unvested PSUs with rTSR modifiers is estimated using a Monte Carlo simulation model as of the applicable date of measurement, or in the case of vesting, the Company’s closing stock price adjusted by the actual number of shares to be issued. The fair value for stock options is based upon a lattice model and include assumptions for expected life, volatility, dividend yield and risk-free interest rate.
(3)    For the portion of CAP that is based on year-end stock prices, the following prices were used for 2024: $129.01, for 2023: $104.08, for 2022: $81.32, for 2021: $96.03, and for 2020: $87.77.
(4)    The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of SEC Regulation S-K. A reconciliation of Total Compensation from the Summary Compensation Table (SCT) to CAP to the PEO and our Non-PEO NEOs (as an average) is shown below:

Total Shareholder Return Amount			$ 156,530,000	124,660,000	95,920,000	111,360,000
Peer Group Total Shareholder Return Amount			153,180,000	119,290,000	121,590,000	106,520,000
Net Income (Loss)			$ 477,000,000	$ 303,000,000	$ 279,000,000	$ 211,000,000
Company Selected Measure Amount			7,444,000,000	7,704,000,000	7,394,000,000	7,056,000,000
Additional 402(v) Disclosure			Net income is as listed in the Company’s financial statements in accordance with U.S. GAAP.
Company Selected Measure Description			Revenue is the financial measure from the tabular list of 2024 Most Important Measures shown below which, in the Company’s assessment, represents the most important performance measure used to link CAP to our PEO and Non-PEO NEOs to the Company’s performance for fiscal 2024. Revenue is as listed in the Company’s financial statements in accordance with U.S. GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA(1)
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Cash Flow(1)
Keene [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,895,917,000,000		$ 8,664,380,000,000	$ 8,343,156,000,000	$ 6,936,702,000,000
PEO Actually Paid Compensation Amount		$ 18,951,966,000,000		$ 13,290,774,000,000	$ 6,384,092,000,000	$ 9,060,542,000,000
PEO Name		Nazzic S. Keene; Toni Y. Townes-Whitley		Nazzic S. Keene	Nazzic S. Keene	Nazzic S. Keene
Townes-Whitley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,990,318,000,000
PEO Actually Paid Compensation Amount	$ 13,473,423,000,000
PEO Name	Nazzic S. Keene; Toni Y. Townes-Whitley
PEO | Keene [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (7,254,762)		$ (5,840,076)	$ (5,333,701)	$ (4,200,061)
PEO | Keene [Member] | Fair Value Of Current Year Equity Awards As Of Year End Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,128,313		7,124,332	5,194,332	5,837,530
PEO | Keene [Member] | Annual Change In Fair Value As Of Year End For Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,734,628		1,852,379	(1,238,005)	593,158
PEO | Keene [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,918,464		0	0	0
PEO | Keene [Member] | Annual Change In Value As Of Vesting Of Prior Years Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,283,842		1,286,527	(762,622)	(226,955)
PEO | Keene [Member] | Value Of Dividends Or Other Earnings Paid On Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 245,564		203,232	180,932	120,168
PEO | Townes-Whitley [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,175,963)
PEO | Townes-Whitley [Member] | Fair Value Of Current Year Equity Awards As Of Year End Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,606,473
PEO | Townes-Whitley [Member] | Annual Change In Fair Value As Of Year End For Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Townes-Whitley [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Townes-Whitley [Member] | Annual Change In Value As Of Vesting Of Prior Years Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Townes-Whitley [Member] | Value Of Dividends Or Other Earnings Paid On Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 52,595
Non-PEO NEO | SCT Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,575,993)	(3,040,104)	(1,160,628)	(990,070)
Non-PEO NEO | Fair Value Of Current Year Equity Awards As Of Year End Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,654,263	3,223,412	1,130,294	1,295,882
Non-PEO NEO | Annual Change In Fair Value As Of Year End For Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			620,349	379,538	(211,064)	105,297
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			311,011	0	0	0
Non-PEO NEO | Annual Change In Value As Of Vesting Of Prior Years Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			752,594	237,325	(117,602)	(56,875)
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 83,864	$ 41,672	$ 35,814	$ 22,799